Reserves - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Net changes In legal reserve	€ 386	€ 777	€ 2,028